Supplement to the currently effective Statement of Additional Information of each of the listed Funds:

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DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund

Effective immediately, the above named Funds can no longer invest in the following DWS fund:

DWS Value Builder Fund







               Please Retain This Supplement for Future Reference


March 7, 2008